Reserve for Future Policy Benefits and Separate Account Liabilities Level 4 Account Value by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 01, 2018
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 16,726
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	37
Separate account liabilities	104,575	$ 98,814	$ 110,773
Net Amount at Risk by Product and Guarantee, Separate Account Value	72,142
Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 2,369
Weighted Average [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	73 years
MAV Only [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 12,269
MAV Only [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 1,657
MAV Only [Member] | Weighted Average [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	73 years
With Five Percent Rollup [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 917
With Five Percent Rollup [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 91
With Five Percent Rollup [Member] | Weighted Average [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	74 years
With Five Percent Rollup and EPB [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 431
With Five Percent Rollup and EPB [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 100
With Five Percent Rollup and EPB [Member] | Weighted Average [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	75 years
Reset [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 2,329
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 7
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	71 years
Return of Net Deposit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 5,695
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 51
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	73 years
Guaranteed Lifetime Withdrawal Benefit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	70 years
Variable Annuity [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 2,486
With Earnings Protection Benefit Rider (EPB) [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	3,109
With Earnings Protection Benefit Rider (EPB) [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	521
Asset Protection Benefit ("APB") [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	8,247
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 56
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	71 years
Lifetime Income Benefit ("LIB") - Death Benefit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 368
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 3
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	73 years
Guaranteed Minimum Death Benefit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 3,184
Separate account liabilities	32,433
Guaranteed Minimum Death Benefit [Member] | Deferred Annuitization [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	2,252	$ 1,800
Guaranteed Minimum Death Benefit [Member] | Variable Annuity [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	$ 35,617
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	73 years
Annuitization Benefit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 377
Annuitization Benefit [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	79
Annuitization Benefit [Member] | MAV Only [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	246
Annuitization Benefit [Member] | With Five Percent Rollup [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	29
Annuitization Benefit [Member] | With Five Percent Rollup and EPB [Member] | Maximum [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	23
Annuitization Benefit [Member] | Lifetime Income Benefit ("LIB") - Death Benefit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	3
Annuitization Benefit [Member] | Reset [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	6
Annuitization Benefit [Member] | Return of Net Deposit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	49
Annuitization Benefit [Member] | Variable Annuity [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	472
Guaranteed Lifetime Withdrawal Benefit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, General Account Value	5,100
Guaranteed Minimum Withdrawal Benefit [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Net Amount at Risk by Product and Guarantee, Net Amount at Risk	$ 0
Net Amount at Risk by Product and Guarantee, Weighted Average Attained Age	74 years